PROSPECTUS SUPPLEMENT DATED OCTOBER 3, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM CHINA FUND
AIM INTERNATIONAL TOTAL RETURN FUND

AIM JAPAN FUND
AIM LIBOR ALPHA FUND

The following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE -- CHINA -- INSTITUTIONAL CLASS" on page 5 of the prospectus:


"AVERAGE ANNUAL TOTAL RETURNS(1)
---------------------------------------------------------- --------- ------------ ----------
(for the periods ended                                        1         SINCE     INCEPTION
December 31, 2007)                                           YEAR    INCEPTION(2)   DATE
---------------------------------------------------------- --------- ------------ ----------
CHINA -- INSTITUTIONAL CLASS                                                      03/31/06
    Return Before Taxes                                      75.53%    63.76%
    Return After Taxes on Distributions                      73.65     62.58
    Return After Taxes on Distributions and Sale of Fund
        Shares                                               49.13     54.78
---------------------------------------------------------- --------- ----------   ----------
MSCI EAFE--Registered Trademark-- Index(3)                   11.17     15.35      03/31/06
MSCI China Index(3,4)                                        66.24     68.95      03/31/06
Lipper China Region Funds Index(3,5)                         57.81     51.25      03/31/06
Lipper China Region Funds Category Average(3,6)              55.17     52.09      03/31/06"

The following information replaces in its entirety the information appearing in footnotes 3, 4 and 5, a new footnote is being added as footnote 6 and all subsequent footnotes are hereby renumbered accordingly under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE" on pages 5 and 6 of the prospectus:

"(3) The Morgan Stanley Capital International Europe, Australasia, and Far East
     Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The fund has also included the Morgan Stanley Capital International China Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper China Region Funds Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper China Region Funds Index as its peer-group index instead of the Lipper China Region Funds Category Average because the index has become available. Prior to the date of this supplement, only the category average was available.

(4) The Morgan Stanley Capital International China Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China.

(5) The Lipper China Region Funds Index is an equally weighted representation of the largest funds in the Lipper China Regions Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region.

(6) The Lipper China Region Funds Category Average represents an average of all of the funds in the Lipper China Region Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within its region."